Right-of-use Assets (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of Right-of-use Assets

Description	Weighted average rate (p.a.)	December 31, 2021	Acquisitions	Write-offs	Contractual modifications	Transfers(a)	December 31, 2022

Cost
Aircraft and engines		11,356,489	1,436,969	(66,458)	49,271	(142,729)	12,633,542
Maintenance of aircraft and engines		1,542,856	628,293	(209,458)	(15,242)	(7,661)	1,938,788
Restoration of aircraft and engines		1,387,738	678,685	(246,985)	—	—	1,819,438
Simulators		119,782	—	—	—	—	119,782
Others		89,226	193,359	(67,416)	11,452	—	226,621
		14,496,091	2,937,306	(590,317)	45,481	(150,390)	16,738,171
Depreciation
Aircraft and engines	7%	(6,368,510)	(812,402)	19,254	—	38,827	(7,122,831)
Maintenance of aircraft and engines	20%	(1,052,190)	(313,613)	206,191	—	—	(1,159,612)
Restoration of aircraft and engines	34%	(380,649)	(468,050)	220,177	—	—	(628,522)
Simulators	29%	(70,256)	(35,139)	—	—	—	(105,395)
Others	44%	(19,240)	(39,674)	—	—	—	(58,914)
		(7,890,845)	(1,668,878)	445,622	—	38,827	(9,075,274)

Right-of-use assets		6,605,246	1,268,428	(144,695)	45,481	(111,563)	7,662,897
Impairment		(605,651)	—	488,731	—	6,571	(110,349)
Right-of-use assets, net		5,999,595	1,268,428	344,036	45,481	(104,992)	7,552,548

(a)     The balances of transfers are between the groups of aircraft sublease, property and equipment, right-of-use assets and other assets.

Description	Weighted average rate (p.a.)	December 31, 2020	Acquisitions	Write-offs	Contractual modifications	Transfers(a)	December 31, 2021

Cost
Aircraft and engines		10,033,538	1,021,819	(19,301)	221,266	99,167	11,356,489
Maintenance of aircraft and engines		1,414,507	236,336	(113,160)	(2,285)	7,458	1,542,856
Restoration of aircraft and engines		597,011	790,727	—	—	—	1,387,738
Simulators		70,148	13	—	49,621	—	119,782
Others		144,602	70,174	(125,550)	—	—	89,226
Advance payments for right of use of aircraft		—	76,097	—	—	(76,097)	—
		12,259,806	2,195,166	(258,011)	268,602	30,528	14,496,091
Depreciation
Aircraft and engines	7%	(5,707,259)	(677,537)	16,286	—	—	(6,368,510)
Maintenance of aircraft and engines	19%	(892,325)	(271,203)	111,338	—	—	(1,052,190)
Restoration of aircraft and engines	33%	(182,861)	(197,788)	—	—	—	(380,649)
Simulators	20%	(55,969)	(14,287)	—	—	—	(70,256)
Others	9%	(104,036)	(12,407)	97,203	—	—	(19,240)
		(6,942,450)	(1,173,222)	224,827	—	—	(7,890,845)

Right-of-use assets		5,317,356	1,021,944	(33,184)	268,602	30,528	6,605,246
Impairment		(706,615)	(172,305)	273,269	—	—	(605,651)
Right-of-use assets, net		4,610,741	849,639	240,085	268,602	30,528	5,999,595

(a)    The balances of transfers are between the groups of property and equipment, right-of-use assets and intangible assets.